Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [Abstract]
Details of earnings per share

Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2017	2018	2019
Net income attributable to owners	1,512,148	2,033,182	1,872,207
Dividends to hybrid securities	(167,072)	(151,194)	(4,362)
Net income attributable to common shareholders	1,345,076	1,881,988	1,867,845
Weighted-average number of common shares outstanding	673 million shares	673 million shares	685 million shares
Basic EPS (Unit: Korean Won)	1,999	2,796	2,727

Schedule Of Weighted Average Number Of Shares

The weighted average number of common shares outstanding is as follows:

	For the year ended December 31, 2018
	Period	Number of shares	Dates	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2018-01-01 ~ 2018-12-31	673,271,226	365	245,743,997,490

	Sub-total (①)			245,743,997,490

Weighted average number of common shares outstanding (②=(①/365)				673,271,226

	For the year ended December 31, 2019
	Period	Number of shares	Dates	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2019-01-01 ~ 2019-12-31	673,271,226	365	245,743,997,490
Purchase of treasury stock	2019-01-08 ~ 2019-12-31	(11,453,702)	358	(4,100,425,316)
Disposal of treasury stock	2019-03-22 ~ 2019-12-31	18,346,782	285	5,228,832,870
Disposal of treasury stock(*)	2019-09-26 ~ 2019-12-31	28,890,707	97	2,802,398,579
Disposal of treasury stock(*)	2019-11-12 ~ 2019-12-31	13,212,670	40	528,506,800

	Sub-total (①)			250,203,310,423

Weighted average number of common shares outstanding (②=(①/365)				685,488,522

(*)

Woori Bank disposed 42,103,377 shares of Woori Financial Group Inc. which were acquired through comprehensive stock exchange with the shares of Woori Card Co., Ltd., and its parent company, Woori Financial Group Inc.

Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2018 and 2019.